UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR/A

AMENDED CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price Equity/Income Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$658,678,077
Cash	71,871
Collateral for securities loaned	89,682,434
Dividends and interest receivable	1,117,876
Subscriptions receivable	586,728
Receivable for investments sold	1,321,433

Total assets	751,458,419

LIABILITIES:
Due to investment adviser	485,341
Payable upon return of securities loaned	89,682,434
Redemptions payable	1,795,501
Payable for investments purchased	1,169,620

Total liabilities	93,132,896

NET ASSETS	$658,325,523

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$4,103,847
Additional paid-in capital	616,791,173
Net unrealized depreciation on investments	(47,537,027)
Undistributed net investment income	266,046
Accumulated net realized gain on investments	84,701,484

NET ASSETS	$658,325,523

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$16.04

SHARES OF CAPITAL STOCK:
Authorized	250,000,000
Outstanding	41,038,472

(1) Cost of investments in securities:	$706,215,104

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

INVESTMENT INCOME:
Interest	$439,195
Income from securities lending	193,088
Dividends	12,284,004
Foreign withholding tax	(17,726)

Total income	12,898,561

EXPENSES:
Audit fees	7,564
Bank and custodial fees	16,591
Investment administration	65,567
Management fees	3,543,636
Other expenses	29,525

Total expenses	3,662,883

Less amount reimbursed by investment adviser	25,869

Net expenses	3,637,014

NET INVESTMENT INCOME	9,261,547

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	66,491,346
Change in net unrealized depreciation on investments	(188,545,770)

Net realized and unrealized loss on investments	(122,054,424)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(112,792,877)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$9,261,547	$19,291,054
Net realized gain on investments	66,491,346	84,312,064
Change in net unrealized appreciation (depreciation) on investments	(188,545,770)	(68,892,715)

Net increase (decrease) in net assets resulting from operations	(112,792,877)	34,710,403

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,073,111)	(19,226,005)
From net realized gains		(75,644,833)

Total distributions	(9,073,111)	(94,870,838)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	145,483,913	436,885,823
Reinvestment of distributions	9,073,111	94,870,838
Redemptions of shares	(412,819,904)	(470,684,717)

Net increase (decrease) in net assets resulting from share transactions	(258,262,880)	61,071,944

Total increase (decrease) in net assets	(380,128,868)	911,509

NET ASSETS:
Beginning of period	1,038,454,391	1,037,542,882

End of period (1)	$658,325,523	$1,038,454,391

OTHER INFORMATION:

SHARES:
Sold	8,229,873	21,122,014
Issued in reinvestment of distributions	552,565	4,941,984
Redeemed	(22,811,977)	(22,768,178)

Net increase (decrease)	(14,029,539)	3,295,820

(1) Including undistributed net investment income	$266,046	$77,610

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

			Year Ended December 31,
	Six Months Ended June 30, 2008
			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$18.86		$20.04	$17.85	$18.58	$16.90	$13.67

Income from Investment Operations

Net investment income	0.23		0.37	0.31	0.29	0.28	0.23
Net realized and unrealized gain (loss)	(2.83)		0.28	3.06	0.47	2.23	3.25

Total Income (Loss) From Investment Operations	(2.60)		0.65	3.37	0.76	2.51	3.48

Less Distributions

From net investment income	(0.22)		(0.37)	(0.31)	(0.29)	(0.28)	(0.23)
From net realized gains			(1.46)	(0.87)	(1.20)	(0.55)	(0.02)

Total Distributions	(0.22)		(1.83)	(1.18)	(1.49)	(0.83)	(0.25)

Net Asset Value, End of Period	$16.04		$18.86	$20.04	$17.85	$18.58	$16.90

Total Return	(13.79	%) ◆	3.24%	19.11%	4.13%	15.03%	25.64%

Net Assets, End of Period ($000)	$658,326		$1,038,454	$1,037,543	$825,385	$760,516	$688,730

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	0.83	% *	0.82%	0.82%	0.82%	0.82%	0.83%
- After Reimbursement #	0.82	% *	0.82%	0.82%	0.82%	0.82%	0.83%

Ratio of Net Investment Income to Average Net Assets:
- Before Reimbursement	2.09	% *	1.79%	1.65%	1.60%	1.58%	1.76%
- After Reimbursement #	2.10	% *	1.79%	1.65%	1.60%	1.58%	1.76%

Portfolio Turnover Rate	13.79	% ◆	27.61%	23.38%	26.68%	27.94%	20.76%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2008
UNAUDITED

BONDS

Par Value ($)		Value ($)

AUTOMOBILES --- 0.15%
1,324,000	Ford Motor Co	963,210
	Convertible
	4.250% December 15, 2036
		$963,210

TOTAL BONDS --- 0.15%		$963,210
(Cost $1,324,000)
COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 0.77%
100,200	Honeywell International Inc	5,038,056
		$5,038,056

AIR FREIGHT --- 0.47%
50,400	United Parcel Service Inc Class B	3,098,088
		$3,098,088

AIRLINES --- 0.33%
166,100	Southwest Airlines Co †	2,165,944
		$2,165,944

AUTOMOBILES --- 0.19%
257,500	Ford Motor Co † ‡	1,238,575
		$1,238,575

BANKS --- 4.71%
174,100	Bank of America Corp	4,155,767
252,300	Fifth Third Bancorp †	2,568,414
228,000	KeyCorp	2,503,440
256,600	National City Corp ‡	1,174,613
158,700	SunTrust Banks Inc †	5,748,114
275,600	US Bancorp	7,686,484
302,800	Wells Fargo & Co	7,191,500
		$31,028,332

BIOTECHNOLOGY --- 1.01%
141,200	Amgen Inc ‡	6,658,992
		$6,658,992

BROADCAST/MEDIA --- 3.32%
117,800	Cablevision Systems Corp ‡	2,662,280
200,400	CBS Corp	3,905,796
84,300	Comcast Corp	1,599,171
501,000	Time Warner Inc	7,414,800
200,400	Walt Disney Co	6,252,480
		$21,834,527

BUILDING MATERIALS --- 1.79%
274,300	Masco Corp †	4,314,739
100,200	USG Corp † ‡	2,962,914
75,200	Vulcan Materials Co †	4,495,456
		$11,773,109

CHEMICALS --- 1.76%
149,500	EI du Pont de Nemours & Co	6,412,055
132,900	International Flavors & Fragrances Inc	5,191,074
		$11,603,129

COMMUNICATIONS - EQUIPMENT --- 0.35%
316,000	Motorola Inc	2,319,440
		$2,319,440

COMPUTER HARDWARE & SYSTEMS --- 0.94%
282,500	Dell Inc ‡	6,181,100
		$6,181,100

COMPUTER SOFTWARE & SERVICES --- 2.59%
101,100	eBay Inc ‡	2,763,063
344,500	Microsoft Corp	9,477,195
233,800	Yahoo! Inc ‡	4,830,308
		$17,070,566

CONGLOMERATES --- 4.35%
121,000	3M Co	8,420,390
756,800	General Electric Co	20,198,990
		$28,619,380

DISTRIBUTORS --- 0.54%
89,750	Genuine Parts Co	3,561,280
		$3,561,280

ELECTRIC COMPANIES --- 4.09%
47,100	Entergy Corp	5,674,608
63,510	FirstEnergy Corp	5,228,778
76,200	PG&E Corp	3,024,378
84,600	Pinnacle West Capital Corp †	2,603,142
107,100	Progress Energy Inc	4,479,993
77,300	TECO Energy Inc †	1,661,177
211,200	Xcel Energy Inc	4,238,784
		$26,910,860

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.76%
74,722	Cooper Industries Inc	2,951,519
50,100	Harman International Industries Inc	2,073,639
		$5,025,158

ELECTRONICS - SEMICONDUCTOR --- 1.74%
168,000	Analog Devices Inc	5,337,360
133,600	Applied Materials Inc	2,550,424
166,200	Intel Corp	3,569,976
		$11,457,760

FINANCIAL SERVICES --- 5.98%
209,300	Bank of New York Mellon Corp	7,917,819
194,433	Citigroup Inc	3,258,697
206,200	Countrywide Financial Corp †	876,350
275,600	Fannie Mae	5,376,956
425,905	JPMorgan Chase & Co	14,612,801
100,200	Legg Mason Inc	4,365,714
142,900	UBS AG ‡	2,999,144
		$39,407,481

FOOD & BEVERAGES --- 4.82%
118,300	Anheuser-Busch Co Inc	7,348,796
66,500	Campbell Soup Co	2,225,090
115,900	General Mills Inc	7,043,243
250,500	Hershey Co †	8,211,390
158,700	Kraft Foods Inc	4,515,015
67,600	McCormick & Co Inc †	2,410,616
		$31,754,150

FOREIGN BANKS --- 0.68%
210,200	Allied Irish Banks PLC ‡	3,242,985
294,400	Royal Bank of Scotland Group PLC ‡	1,260,751
		$4,503,736

GOLD, METALS & MINING --- 0.41%
75,700	Alcoa Inc	2,696,434
		$2,696,434

HEALTH CARE RELATED --- 0.47%
65,400	WellPoint Inc ‡	3,116,964
		$3,116,964

HOMEBUILDING --- 0.33%
200,400	DR Horton Inc †	2,174,340
		$2,174,340

HOTELS/MOTELS --- 0.65%
126,100	MGM MIRAGE ‡	4,273,529
		$4,273,529

HOUSEHOLD GOODS --- 4.21%
33,400	Black & Decker Corp †	1,920,834
41,800	Colgate-Palmolive Co	2,888,380
83,500	Fortune Brands Inc	5,211,235
66,500	Kimberly-Clark Corp	3,975,370
233,800	Newell Rubbermaid Inc	3,925,502
83,500	Procter & Gamble Co	5,077,635
76,800	Whirlpool Corp †	4,740,864
		$27,739,820

INSURANCE RELATED --- 5.07%
226,900	American International Group Inc	6,003,774
50,500	Chubb Corp	2,475,005
92,500	Genworth Financial Inc	1,647,425
129,527	Lincoln National Corp	5,870,164
384,100	Marsh & McLennan Cos Inc	10,197,855
191,200	Progressive Corp †	3,579,264
83,495	Travelers Cos Inc	3,623,683
		$33,397,170

INVESTMENT BANK/BROKERAGE FIRM --- 0.93%
193,400	Merrill Lynch & Co Inc †	6,132,714
		$6,132,714

LEISURE & ENTERTAINMENT --- 1.14%
108,600	Harley-Davidson Inc †	3,937,836
208,800	Mattel Inc	3,574,656
		$7,512,492

MACHINERY --- 1.08%
150,300	Illinois Tool Works Inc	7,140,753
		$7,140,753

OFFICE EQUIPMENT & SUPPLIES --- 0.89%
133,600	Avery Dennison Corp †	5,869,048
		$5,869,048

OIL & GAS --- 13.93%
116,900	Anadarko Petroleum Corp	8,748,796
132,900	BJ Services Co	4,244,826
91,022	BP PLC sponsored ADR	6,332,401
193,344	Chevron Corp	19,166,191
200,396	Exxon Mobil Corp	17,660,899
99,700	Murphy Oil Corp	9,775,585
166,100	Royal Dutch Shell PLC ADR	13,572,031
38,700	Schlumberger Ltd	4,157,541
132,900	Spectra Energy Corp	3,819,546
104,700	Sunoco Inc †	4,260,243
		$91,738,059

PAPER & FOREST PRODUCTS --- 1.72%
333,983	International Paper Co	7,781,804
149,500	MeadWestvaco Corp	3,564,080
		$11,345,884

PERSONAL LOANS --- 1.41%
120,200	Capital One Financial Corp †	4,568,802
243,700	SLM Corp ‡	4,715,595
		$9,284,397

PHARMACEUTICALS --- 7.17%
83,500	Abbott Laboratories	4,422,995
215,900	Bristol-Myers Squibb Co	4,432,427
191,100	Eli Lilly & Co	8,821,176
141,200	Johnson & Johnson	9,084,808
175,400	Merck & Co Inc	6,610,826
373,800	Pfizer Inc	6,530,286
153,000	Wyeth	7,337,880
		$47,240,398

PHOTOGRAPHY/IMAGING --- 0.47%
216,000	Eastman Kodak Co †	3,116,880
		$3,116,880

POLLUTION CONTROL --- 0.63%
109,330	Waste Management Inc	4,122,834
		$4,122,834

PRINTING & PUBLISHING --- 2.38%
200,400	Gannett Co Inc †	4,342,668
183,700	McGraw-Hill Cos Inc	7,370,044
257,200	New York Times Co †	3,958,308
		$15,671,020

RETAIL --- 2.16%
198,200	Bed Bath & Beyond Inc † ‡	5,569,420
292,300	Home Depot Inc	6,845,666
53,800	Macy's Inc	1,044,796
33,600	Whole Foods Market Inc †	795,984
		$14,255,866

SPECIALIZED SERVICES --- 1.61%
21,800	Automatic Data Processing Inc	913,420
91,400	Computer Sciences Corp ‡	4,281,176
252,300	H&R Block Inc	5,399,220
		$10,593,816

TELEPHONE & TELECOMMUNICATIONS --- 4.66%
501,000	Alcatel-Lucent sponsored ADR † ‡	3,026,040
405,670	AT&T Inc	13,667,022
768,200	Qwest Communications International Inc †	3,019,026
507,100	Sprint Nextel Corp	4,817,450
174,486	Verizon Communications	6,176,805
		$30,706,343

TOBACCO --- 0.49%
58,500	UST Inc †	3,194,685
		$3,194,685

UTILITIES --- 1.57%
235,600	Duke Energy Corp	4,094,728
348,900	NiSource Inc	6,252,288
		$10,347,016

TOTAL COMMON STOCK --- 94.57%		$622,920,125
(Cost $667,750,977)

PREFERRED STOCK

Shares		Value ($)

BANKS --- 0.24%
18	National City Corp # ‡	1,545,480
		$1,545,480

FINANCIAL SERVICES --- 0.46%
78,700	Fannie Mae ‡	3,014,210
		$3,014,210

INVESTMENT BANK/BROKERAGE FIRM --- 0.43%
44	Merrill Lynch & Co Inc # ‡	2,860,051
		$2,860,051

TOTAL PREFERRED STOCK --- 1.13%		$7,419,741
(Cost $9,765,127)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

27,375,000	Fannie Mae	27,375,000
	2.050% July 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 4.16%		$27,375,000
(Cost $27,375,000)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%		$658,678,077
(Cost $706,215,104)

Legend

†

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Bank of America LLC, 2.550%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $89,016,305.

#	Illiquid Security
‡	Non-income Producing Security
ADR	American Depository Receipt

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim T. Rowe Price Equity/Income Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	54,860,310	8.33%
Consumer Products & Services	136,796,239	20.76%
Financial Services	131,173,571	19.91%
Health Care Related	57,016,354	8.66%
Industrial Products & Services	56,179,893	8.53%
Natural Resources	105,780,377	16.06%
Short Term Investments	27,375,000	4.16%
Technology	44,772,640	6.80%
Transportation	7,465,817	1.13%
Utilities	37,257,876	5.66%
	$ 658,678,077	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim T. Rowe Price Equity/Income Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

		Quoted Prices in	Significant Other		Significant
		Active Markets	Observable		Unobservable
		for Identical Assets	Inputs		Inputs
Description		(Level 1)	(Level 2)		(Level 3)	Total
Assets
Bonds	$		$963,210	$		$963,210
Common Stock		622,475,801	444,325			622,920,126
Preferred Stock		3,014,210	1,545,480		2,860,051	7,419,741
Short-Term Investments		27,375,000				27,375,000
Total		$652,865,011	$2,953,015		$2,860,051	$658,678,077

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2008:

		Preferred
Description		Stock
Beginning Balance	$
Total gain (or losses) (realized/unrealized)		(1,539,949)
Purchases, sales and corporate actions		4,400,000
Transfers into (out of) Level 3
Ending Balance		$2,860,051

Illiquid Securities

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2008 were $6,200,000, $4,405,531 and 0.67%, respectively.

Foreign Currency Translations
The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends
Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).
Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $117,307,253 and $357,340,135, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $710,952,323. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $79,015,980 and gross depreciation of securities in which there was an excess of tax cost over value of $131,290,226 resulting in net depreciation of $52,274,246.

5.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008, the Portfolio had securities on loan valued at $89,009,533 and received collateral of $89,682,434 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008